Leases (Details) - Schedule of lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of lease liabilities [Abstract]
At January 1, 2021	$ 275	$ 153
As of December 31, 2021	1,181	275	153
Additions	1,176	273	232
Accretion of interest		5	9
Interest payment		(5)	(9)
Exchange rate differences	43	20
Disposals	(99)
Principal payment	$ (214)	$ (171)	$ (79)